UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21274

Grosvenor Registered Multi-Strategy Master Fund, LLC

(Exact name of registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

                                             Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman	George J. Zornada, Esq.
Grosvenor Registered Funds	K&L Gates LLP
900 North Michigan Avenue	State Street Financial Center
Suite 1100	One Lincoln Street
Chicago, Illinois 60611	Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period:   July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2017 TO JUNE 30, 2018

REGISTRANT NAME: Grosvenor Registered Multi-Strategy Master Fund, LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-21274

REPORTING PERIOD: 07/01/2017 - 06/30/2018

REGISTRANT ADDRESS: 900 N. Michigan Ave., Suite 1100, Chicago, IL 60611

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Elliott International Limited	n/a	n/a	07/11/2017	Shareholders were asked to approve proposed changes to the offering memoranda and related documents (the “Fund Documents”) of Elliott International Limited (the “Offshore Fund”) and Elliott Associates, L.P. (the “Domestic Fund” and together with the Offshore Fund, the “Fund” or “Funds”). The proposed changes	Issuer	Yes	For	For

would: (i) update and expand the description of the Funds’ business, including areas such as private equity and private credit positions; (ii) describe additional opportunities for investors going forward, such as the potential for investors to co-invest; (iii) clarify how the investment manager manages existing business and will manage business prospectively in areas of increased focus, such as expenses and potential conflicts of interest; (iv) generally make the Fund Documents more explanatory; (v) increase the Offshore Fund’s share capital; (vi) establish a negative consent mechanism and provide minimum threshold voting percentages required to approve various measures; (vii) provide that conflicts of interest may be approved though either shareholder consent or consent of the independent directors; (viii) amend the definition of disabling conduct to gross negligence, fraud or willful malfeasance (as determined ultimately by a court of competent jurisdiction) and extend indemnity provisions to include portfolio investments; and (ix) substitute Singer LLC, a newly formed Delaware limited liability company, that is owned and controlled by Paul Singer as the general partner of the Domestic Fund.
Redwood Domestic Fund, L.P.	n/a	n/a	09/30/2017	Shareholders were asked to approve proposed changes to the offering memoranda and related documents (the “Fund Documents”) of Redwood Offshore Fund, Ltd. (the “Offshore Fund”) and Redwood Domestic Fund, L.P. (the “Domestic Fund” and together with the Offshore Fund, the “Fund”). The proposed changes include amendments to (i) management and key man provisions; (ii) investment strategy; (iii) designated investments; (iv) distributions in kind; (v) expenses; (vi) the ability for the Fund to unilaterally amend certain Fund Documents; (vii) risk factors and conflicts of interest; and (viii) certain other changes to bring the Fund Documents up to date from a tax, legal, regulatory and operational perspective.	Issuer	No	Abstain	Abstain

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Grosvenor Registered Multi-Strategy Master Fund, LLC

By (Signature and Title)* /s/ Scott J. Lederman
Scott J. Lederman, Director, Chief Executive Officer and President

Date August 8, 2018

*Print the name and title of each signing officer under his or her signature.